Preferred Stock (Details) - USD ($)		1 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 19, 2018	Jul. 23, 2018	Nov. 20, 2015	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred Stock (Textual)
Gain/loss on settlement of debt							$ 624,966
Convertible debt potential shares					1,000,000,000
Series A Convertible Preferred Stock [Member]
Preferred Stock (Textual)
Convertible preferred stock, designated shares authorized	3,500,000
Preferred stock at a fair value	$ 12,849,776
Convertible and promissory notes settle amount	1,487,000
Accrued interest	203,760
Gain/loss on settlement of debt	$ 1,495,529
Convertible preferred stock, description	Each share of Series A Preferred Stock into 10 fully-paid and non-assessable share of common stock, par value $0.01 per share, of the Company.				Series A Convertible Preferred Stock, has a par value of $0.01, may be converted at the holder?s election into shares of common stock at the conversion rate of ten shares of common stock for one share of Series A Preferred Stock. Each share is entitled to 10 votes, voting with the common stock as a single class, has liquidation rights of $2.00 per share and is not entitled to receive dividends.
Ownership percentage after conversion	4.99%
Voting equivalency, description	The holders of the Series A Preferred Stock shall not entitled to receive any dividends and shall have the voting equivalency of 10 shares of common stock.
Series B Convertible Preferred Stock [Member]
Preferred Stock (Textual)
Convertible preferred stock, designated shares authorized				10,000
Convertible preferred stock, description				Each holder of Series B Preferred Stock shall have the right at any time or from time to time from and after the day immediately following the date the Series B Preferred Stock is first issued, to convert each share of Series B Preferred Stock into 4,000 fully-paid and non-assessable share of common stock, par value $0.01 per share, of the Company.	Series B Convertible Preferred Stock, has a par value of $0.01, may be converted at the holder?s election into shares of common stock at the conversion rate of 4,000 shares of common stock for one share of Series B Preferred Stock. Each share is entitled to 4,000 votes, voting with the common stock as a single class, has liquidation rights of $0.01 per share and is not entitled to receive dividends.
Ownership percentage after conversion				4.99%
Voting equivalency, description				The holders of the Series B Preferred Stock shall not entitled to receive any dividends and shall have the voting equivalency of 4,000 shares of common stock.
Series C Convertible Preferred Stock [Member]
Preferred Stock (Textual)
Convertible preferred stock, description					Series C Convertible Preferred Stock, has a par value of $0.01, may be converted at the holder?s election into shares of common stock at the conversion rate of 400 shares of common stock for one share of Series C Preferred Stock. Each share is entitled to 400 votes, voting with the common stock as a single class, has liquidation rights of $0.01 per share and is entitled to receive four hundred times the dividends declared and paid with respect to each share of Common Stock. See Note 11 for related party preferred stock issuance.
Series D Convertible Preferred Stock [Member]
Preferred Stock (Textual)
Convertible preferred stock, description			The Company granted 125,000 shares of Series D preferred stock to L2. The stock was issued as commitment shares in connection to the Equity Purchase Agreement dated July 23, 2018. The stock is not effective until the full commitment amount has been met or the agreement is terminated. The shares were valued at $0.15, based upon estimated loan fees, for total non-cash expense of $18,750. The Series D has been classified on the balance sheet as mezzanine equity.		Series D Convertible Preferred Stock, has a par value of $0.0001, may be converted at a ratio of the Stated Value plus dividends accrued but unpaid divided by the fixed conversion price of $0.0015, which conversion price is subject to adjustment. Series D is non-voting, has liquidation rights to be paid in cash, before any payment to common or junior stock, 140% of the Stated Value ($2.00) per share plus any dividends accrued but unpaid thereon and is entitled to 8% cumulative dividends.
Series E Convertible Preferred Stock [Member]
Preferred Stock (Textual)
Convertible preferred stock, description					Series E Convertible Preferred Stock, has a par value of $0.001, and a stated value of $1.00 per share, subject to adjustment. The shares of Series E Convertible Preferred Stock at a conversion price that is equal to the amount that is 61% of the lowest trading price of the Company?s common stock during the 20 trading days immediately preceding such conversion. The shares of Series E Convertible Preferred Stock are subject to redemption by the Company at its option from the date of issuance until the date that is 180 days therefrom, subject to premium that ranges from 120% to 145%, increasing by 5% during each 30-day period following issuance. Series E carries a 12% cumulative dividend, which will increase to 22% upon an event of default, is non-voting, and has liquidation rights to be paid in cash, before any payment to common or junior stock.
Preferred stock, shares		53,000
Preferred stock, amount		$ 53,000